Schedule of detailed information about contractual obligations and commitments (Details) R$ in Millions	Dec. 31, 2021 BRL (R$)
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	R$ 172,783
Purchase Of Energy From Itaipu [Member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	39,373
Purchase Of Energy Auctions [Member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	61,945
Purchase Of Energy Bilateral Contracts [Member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	1,341
Quotas Of Angra 1 And Angra 2 [Member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	6,626
Transport Of Energy From Itaipu [Member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	1,335
Other Energy Purchase Contracts [Member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	48,294
Physical Quota Guarantees [Member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	13,869
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	12,080
Later than one year and not later than two years [member] | Purchase Of Energy From Itaipu [Member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	1,530
Later than one year and not later than two years [member] | Purchase Of Energy Auctions [Member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	3,823
Later than one year and not later than two years [member] | Purchase Of Energy Bilateral Contracts [Member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	332
Later than one year and not later than two years [member] | Quotas Of Angra 1 And Angra 2 [Member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	256
Later than one year and not later than two years [member] | Transport Of Energy From Itaipu [Member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	215
Later than one year and not later than two years [member] | Other Energy Purchase Contracts [Member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	5,072
Later than one year and not later than two years [member] | Physical Quota Guarantees [Member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	852
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	10,727
Later than two years and not later than three years [member] | Purchase Of Energy From Itaipu [Member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	1,577
Later than two years and not later than three years [member] | Purchase Of Energy Auctions [Member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	3,341
Later than two years and not later than three years [member] | Purchase Of Energy Bilateral Contracts [Member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	332
Later than two years and not later than three years [member] | Quotas Of Angra 1 And Angra 2 [Member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	263
Later than two years and not later than three years [member] | Transport Of Energy From Itaipu [Member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	218
Later than two years and not later than three years [member] | Other Energy Purchase Contracts [Member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	4,287
Later than two years and not later than three years [member] | Physical Quota Guarantees [Member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	709
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	10,382
Later than three years and not later than four years [member] | Purchase Of Energy From Itaipu [Member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	1,577
Later than three years and not later than four years [member] | Purchase Of Energy Auctions [Member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	3,553
Later than three years and not later than four years [member] | Purchase Of Energy Bilateral Contracts [Member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	333
Later than three years and not later than four years [member] | Quotas Of Angra 1 And Angra 2 [Member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	265
Later than three years and not later than four years [member] | Transport Of Energy From Itaipu [Member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	222
Later than three years and not later than four years [member] | Other Energy Purchase Contracts [Member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	3,764
Later than three years and not later than four years [member] | Physical Quota Guarantees [Member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	668
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	9,682
Later than four years and not later than five years [member] | Purchase Of Energy From Itaipu [Member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	1,577
Later than four years and not later than five years [member] | Purchase Of Energy Auctions [Member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	3,356
Later than four years and not later than five years [member] | Purchase Of Energy Bilateral Contracts [Member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	222
Later than four years and not later than five years [member] | Quotas Of Angra 1 And Angra 2 [Member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	264
Later than four years and not later than five years [member] | Transport Of Energy From Itaipu [Member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	159
Later than four years and not later than five years [member] | Other Energy Purchase Contracts [Member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	3,541
Later than four years and not later than five years [member] | Physical Quota Guarantees [Member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	563
Later than five years [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	9,039
Later than five years [member] | Purchase Of Energy From Itaipu [Member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	1,576
Later than five years [member] | Purchase Of Energy Auctions [Member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	3,033
Later than five years [member] | Purchase Of Energy Bilateral Contracts [Member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	68
Later than five years [member] | Quotas Of Angra 1 And Angra 2 [Member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	264
Later than five years [member] | Transport Of Energy From Itaipu [Member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	92
Later than five years [member] | Other Energy Purchase Contracts [Member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	3,529
Later than five years [member] | Physical Quota Guarantees [Member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	477
Later than five years and not later than seven years [member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	120,873
Later than five years and not later than seven years [member] | Purchase Of Energy From Itaipu [Member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	31,536
Later than five years and not later than seven years [member] | Purchase Of Energy Auctions [Member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	44,839
Later than five years and not later than seven years [member] | Purchase Of Energy Bilateral Contracts [Member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	54
Later than five years and not later than seven years [member] | Quotas Of Angra 1 And Angra 2 [Member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	5,314
Later than five years and not later than seven years [member] | Transport Of Energy From Itaipu [Member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	429
Later than five years and not later than seven years [member] | Other Energy Purchase Contracts [Member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	28,101
Later than five years and not later than seven years [member] | Physical Quota Guarantees [Member]
IfrsStatementLineItems [Line Items]
Total contractual obligations and commitments	R$ 10,600